Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	At December 31, 2023 and 2022, accounts receivable consisted of the following:
	December 31,	December 31,
	2023	2022
Accounts receivable	$25,182,891	$28,383,755
Less: allowance for expected credit losses	(21,833,387)	(21,100,189)
	$3,349,504	$7,283,566